Going concern	12 Months Ended
Dec. 31, 2021
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Going concern
4.	Going concern
These consolidated financial statements have been prepared assuming that the Group will continue as a going concern. Accordingly, these statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities or any other adjustments that might result in the Group being unable to continue as a going concern.
As of December 31, 2021, the Group’s total liabilities exceeded total assets by RUB 147,278 million and current liabilities exceeded current assets by RUB 248,502 million.
As of December 31, 2021, the Group was not in compliance with the payment schedules under certain credit facilities of foreign banks and lenders and a number of financial and non-financial
covenants contained in the Group’s loan agreements as further described in Note 9.1. These breaches constitute an event of default and, as a result, the lenders may request accelerated repayment of a substantial portion of the Group’s debt including repayment requests on overdue principal and interest from foreign banks. As of December 31, 2021, the Group’s debt payable on demand was RUB 281,379 million, including RUB 216,033 million of
long-term
loans and borrowings classified as short-term loans and borrowings due to contractual cross-default provisions and breaches of financial and non-financial
covenants. As of the date of approval of these consolidated financial statements, the Group did not have sufficient own resources to enable it to comply with such repayment requests. The above conditions raise substantial doubt about the Group’s ability to continue as a going concern. No requests demanding early repayment of debt due to violation of restrictive covenants from creditors were received by the Group as of the date of approval of these consolidated financial statements. The Group’s primary objective of capital management is to focus on managing debt through a restructuring of the remaining non-restructured
portion of loan portfolio and bringing down cost of financing as well as use of all available free cash flow for repayment of debt and fulfilment of payment schedules under the restructured facilities. Since restructuring in 2020, the Group has been in compliance with the agreed payment schedules with the Russian state-controlled banks. The restructuring of credit portfolio with foreign banks and lenders was not finalized in 2021, therefore, the Group continues to negotiate debt restructuring options and expects to agree on settlement terms in 2022.
The circumstances mentioned above, steel and mining market volatility, significant increase in volatility on the securities and currency markets, and risks and uncertainties growing due to geopolitical tensions indicate the existence of a material uncertainty that may cast significant doubt upon the Group’s ability to continue as a going concern and, therefore, the Group may be unable to realize its assets and discharge its liabilities in the normal course of business. There was no negative effect on operations of the Group due to
COVID-19
and there were significant signs of recovery in terms of demand and prices level that positively affected current year results. However, as discussed in Note 26, macroeconomic uncertainty and instability have arisen due to worsening geopolitical situation and economic sanctions and it is not clear therefore if or when any debt restructuring will occur. The existing economic environment and economic conditions in the major segments of the Group’s operations further increase uncertainty about the level of demand for the Group’s products, operating and financial results, the availability of free cash flow for repayment or ability to refinance and restructure current liabilities.
Management expects that prices for the products of the Group’s segments will allow the Group to focus on planned enhancement of crude steel production, diversification of product range and focus on sales within the CIS and Asia to quickly respond to economic changes, and to ensure the Group will continue as a going concern.